Appendix 4 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - Details of Due Dates of Payments to Suppliers [Member] - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	$ 3,529,774	$ 2,904,398
Suppliers For Energy Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,867,272	1,745,052
Suppliers For Fuel And Gas Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	9,619	24,621
Accounts Payable For Asset Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	147,574	60,322
Accounts Payable For Goods And Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,505,309	1,074,403
Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	2,953,660	2,634,780
Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,942,550	1,895,904
Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	695,715	382,515
Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	106,662	49,946
Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	25,852	148,609
Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	84,611	43,144
Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	98,270	114,662
Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	576,114	269,618
Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	70,651	42,499
Overdue Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	20,731	16,401
Overdue Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	25,277	18,485
Overdue Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	25,690	39,312
Overdue Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	46,273	152,921
Overdue Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	387,492
Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	153,860	168,409
Goods [Member] | Suppliers For Energy Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	7,868	60,184
Goods [Member] | Suppliers For Fuel And Gas Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		17,410
Goods [Member] | Accounts Payable For Asset Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	49,718	12,693
Goods [Member] | Accounts Payable For Goods And Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	96,274	78,122
Goods [Member] | Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	151,768	167,501
Goods [Member] | Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	63,067	104,782
Goods [Member] | Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	65,958	52,007
Goods [Member] | Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	19,513	3,877
Goods [Member] | Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	3,198	373
Goods [Member] | Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	32	6,462
Goods [Member] | Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	2,092	908
Goods [Member] | Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	2,092	908
Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,629,804	802,273
Services [Member] | Suppliers For Energy Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	129,069	56,933
Services [Member] | Suppliers For Fuel And Gas Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	9,619	7,211
Services [Member] | Accounts Payable For Asset Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	97,856	34,671
Services [Member] | Accounts Payable For Goods And Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,393,260	703,458
Services [Member] | Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,587,634	777,721
Services [Member] | Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	817,048	469,913
Services [Member] | Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	581,141	233,753
Services [Member] | Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	82,550	30,449
Services [Member] | Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	20,119	23,619
Services [Member] | Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	65,861	16,912
Services [Member] | Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	20,915	3,075
Services [Member] | Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	42,170	24,552
Services [Member] | Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	42,170	24,552
Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,746,110	1,933,716
Other [Member] | Suppliers For Energy Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,730,335	1,627,935
Other [Member] | Accounts Payable For Asset Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers		12,958
Other [Member] | Accounts Payable For Goods And Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	15,775	292,823
Other [Member] | Up-to-Date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,214,258	1,689,558
Other [Member] | Up-to-Date Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	1,062,435	1,321,209
Other [Member] | Up-to-Date Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	48,616	96,755
Other [Member] | Up-to-Date Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	4,599	15,620
Other [Member] | Up-to-Date Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	2,535	124,617
Other [Member] | Up-to-Date Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	18,718	19,770
Other [Member] | Up-to-Date Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	77,355	111,587
Other [Member] | Overdue Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	531,852	244,158
Other [Member] | Overdue Payments [Member] | Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	26,389	17,039
Other [Member] | Overdue Payments [Member] | From 31 to 60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	20,731	16,401
Other [Member] | Overdue Payments [Member] | From 61 to 90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	25,277	18,485
Other [Member] | Overdue Payments [Member] | From 91 to 120 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	25,690	39,312
Other [Member] | Overdue Payments [Member] | From 121 to 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	46,273	$ 152,921
Other [Member] | Overdue Payments [Member] | More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Payments to suppliers	$ 387,492